Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Voya Global Value Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Global Value Advantage Fund (formerly, Voya International Value Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 92) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 134).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Fund may invest without limit in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The Fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Fund’s investment objectives and principal investment strategies.

The Fund may focus its investments in the financial services sector. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub-Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:
  an above average dividend yield and stability and growth of dividend; and
  companies which are profitable and have achieved an above average cash flow.
The Sub-Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Focused Investing    To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 26.13% and Worst quarter: 3rd, 2008, -18.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2014, the Fund changed its primary benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM because the MSCI ACW IndexSM is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Voya Global Value Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	705
3 Yrs	rr_ExpenseExampleYear03	992
5 Yrs	rr_ExpenseExampleYear05	1,316
10 Yrs	rr_ExpenseExampleYear10	2,229
1 Yr	rr_ExpenseExampleNoRedemptionYear01	705
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	992
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,316
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,229
2005	rr_AnnualReturn2005	11.98%
2006	rr_AnnualReturn2006	20.61%
2007	rr_AnnualReturn2007	14.63%
2008	rr_AnnualReturn2008	(29.13%)
2009	rr_AnnualReturn2009	50.37%
2010	rr_AnnualReturn2010	22.70%
2011	rr_AnnualReturn2011	(9.90%)
2012	rr_AnnualReturn2012	0.25%
2013	rr_AnnualReturn2013	20.74%
2014	rr_AnnualReturn2014	(2.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
1 Yr	rr_AverageAnnualReturnYear01	(8.34%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	4.17%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.31%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993	[3],[4]
Voya Global Value Advantage Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
1 Yr	rr_ExpenseExampleYear01	713
3 Yrs	rr_ExpenseExampleYear03	973
5 Yrs	rr_ExpenseExampleYear05	1,374
10 Yrs	rr_ExpenseExampleYear10	2,363
1 Yr	rr_ExpenseExampleNoRedemptionYear01	213
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	673
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,363
1 Yr	rr_AverageAnnualReturnYear01	(8.22%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	4.28%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.16%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1995	[3],[4]
Voya Global Value Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
1 Yr	rr_ExpenseExampleYear01	313
3 Yrs	rr_ExpenseExampleYear03	673
5 Yrs	rr_ExpenseExampleYear05	1,174
10 Yrs	rr_ExpenseExampleYear10	2,552
1 Yr	rr_ExpenseExampleNoRedemptionYear01	213
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	673
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,552
1 Yr	rr_AverageAnnualReturnYear01	(4.42%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	4.62%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.17%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993	[3],[4]
Voya Global Value Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Yr	rr_ExpenseExampleYear01	112
3 Yrs	rr_ExpenseExampleYear03	362
5 Yrs	rr_ExpenseExampleYear05	643
10 Yrs	rr_ExpenseExampleYear10	1,446
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	362
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	643
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,446
1 Yr	rr_AverageAnnualReturnYear01	(2.52%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.70%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2006	[3],[4]
Voya Global Value Advantage Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Yr	rr_ExpenseExampleYear01	112
3 Yrs	rr_ExpenseExampleYear03	365
5 Yrs	rr_ExpenseExampleYear05	653
10 Yrs	rr_ExpenseExampleYear10	1,475
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	365
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	653
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,475
1 Yr	rr_AverageAnnualReturnYear01	(2.48%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.68%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2009	[3],[4]
Voya Global Value Advantage Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.06%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.43%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	6.90%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Voya Global Value Advantage Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.14%)	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.99%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Voya Global Value Advantage Fund | MSCI ACW Index℠ | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	6.09%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI ACW Index℠ | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	6.09%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI ACW Index℠ | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	6.09%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI ACW Index℠ | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI ACW Index℠ | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%	[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI EAFE® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	5.33%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	4.43%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI EAFE® Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	5.33%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	4.43%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI EAFE® Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	5.33%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	4.43%	[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI EAFE® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	5.33%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[3],[4],[5],[6]
Voya Global Value Advantage Fund | MSCI EAFE® Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)	[3],[4],[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	5.33%	[3],[4],[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4],[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[3],[4],[5],[6]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser and distributor are contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2017. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
[3]	Effective November 30, 2012, Voya Investment Management Co. LLC was appointed as the sub-adviser to the Fund along with changes to the Fund's name and principal investment strategies. Performance prior to November 30, 2012 is attributable to a different sub-adviser.
[4]	Prior to December 1, 2014, the Fund had a different investment objective and principal investment strategies.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
[6]	On December 1, 2014, the Fund changed its primary benchmark from the MSCI EAFE® Index to the MSCI ACW Index℠ because the MSCI ACW Index℠ is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.